Operating segments	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Operating segments
2 Operating segments
Rio Tinto’s management structure is based on the principal product groups (PG) together with global support functions whose leaders make up the Executive Committee. The Executive Committee members each report directly to the Chief Executive of Rio Tinto who is the chief operating decision maker (CODM) and is responsible for allocating resources and assessing performance of the operating segments. The CODM monitors the performance of each product group based on a number of measures, including underlying earnings, underlying EBITDA, capital expenditure, net cash generated from operating activities and free cash flow. Finance costs and net debt are managed on a group-wide basis.
The Group's reportable segments are based on principal product groups and are consistent with the internal reporting structure as at 31 December 2020. Business units (BUs) are allocated to PGs based on management structure. The reportable segments are described as follows:

Reportable segment	Principal activities
Iron Ore	Iron ore mining and salt and gypsum production in Western Australia.
Aluminium	Bauxite mining; alumina refining; aluminium smelting.
Copper & Diamonds	Mining and refining of copper, gold, silver, molybdenum and other by-products; exploration activities. Also includes diamond mining, sorting and marketing.
Energy & Minerals	Includes businesses with products such as uranium, borates, titanium dioxide feedstock together with the Iron Ore Company of Canada (iron ore mining and iron concentrate/pellet production) and the Simandou iron ore project, which are the responsibility of the Energy & Minerals product group chief executive. The Group’s coal operations were included in Energy & Minerals until the divestment of these assets, which was completed during 2018.
Following a reassessment in 2020 of the Group's reportable segments, Other Operations, which included our 100% interest in the Gove alumina refinery (in closure), Rio Tinto Marine, and the remaining legacy liabilities of Rio Tinto Coal Australia are separately shown from the above reportable segments as none of these operations met the quantitative thresholds to be reportable segments. The Underlying earnings and Underlying EBITDA of Rio Tinto Marine are attributed back to the product groups. Legacy operations are not an operating segment as they do not earn revenue and are not expected to do so in the future. Comparatives have been adjusted to ensure comparability with the current year disclosures.
Other items includes amounts in relation to Group functions, unallocated corporate costs and central items.

Gross product sales	2020 US$m	2019 US$m	2018 US$m
Iron Ore	27,508	24,075	18,731
Aluminium	9,314	10,340	12,191
Copper & Diamonds	5,428	5,815	6,468
Energy & Minerals	5,014	5,150	5,451
Reportable segments total	47,264	45,380	42,841
Other Operations	18	18	9
Inter-segment transactions	(264)	(31)	(15)
Product group total	47,018	45,367	42,835
Share of equity accounted unit sales and adjustments for intra-subsidiary/equity accounted units sales	(2,407)	(2,202)	(2,313)
Consolidated sales revenue per income statement	44,611	43,165	40,522
Gross product sales includes the Group’s proportionate share of product sales by equity accounted units (after adjusting for sales to subsidiaries) of US$2,441 million (2019: US$2,234 million; 2018: US$2,354 million) which are not included in consolidated sales revenue. Consolidated sales revenue includes subsidiary sales of US$34 million (2019: US$32 million; 2018: US$41 million) to equity accounted units which are not included in gross product sales.

Capital expenditure	2020 US$m	2019 US$m	2018 US$m
Iron Ore	2,941	1,741	1,302
Aluminium	1,085	1,456	1,373
Copper & Diamonds	1,864	2,087	2,150
Energy & Minerals	428	551	442
Reportable segments total	6,318	5,835	5,267
Other Operations	2	(4)	12
Product group total	6,320	5,831	5,279
Other items	79	64	65
Less: capital expenditure of equity accounted units	(255)	(456)	(500)
Capital expenditure per financial information by business unit	6,144	5,439	4,844
Add back: proceeds from disposal of property, plant and equipment(a)	45	49	586
Capital expenditure per cash flow statement	6,189	5,488	5,430
(a)In 2018, proceeds from disposal of property, plant and equipment included US$508 million received on the sale of surplus land at Kitimat.
Capital expenditure for reportable segments comprises the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations and equity accounted units.

Depreciation and amortisation	2020 US$m	2019 US$m	2018 US$m
Iron Ore	1,838	1,723	1,702
Aluminium	1,191	1,312	1,122
Copper & Diamonds	1,153	1,320	1,317
Energy & Minerals	392	428	455
Reportable segments total	4,574	4,783	4,596
Other Operations	199	177	26
Product group total	4,773	4,960	4,622
Other items	82	77	43
Less: depreciation and amortisation of equity accounted units	(576)	(653)	(650)
Depreciation and amortisation per note 4	4,279	4,384	4,015
Product group depreciation and amortisation for reportable segments include 100% of subsidiaries’ depreciation and amortisation and Rio Tinto’s share of the depreciation and amortisation of equity accounted units. Rio Tinto’s share of the depreciation and amortisation charge of equity accounted units is deducted to arrive at depreciation and amortisation as shown in note 4. These figures do not include impairment charges and reversals, which are excluded from underlying earnings.

Tax charge/(credit)	2020 US$m	2019 US$m	2018 US$m
Iron Ore	5,035	4,198	2,830
Aluminium	320	211	532
Copper & Diamonds	(238)	65	118
Energy & Minerals	360	411	500
Reportable segments total	5,477	4,885	3,980
Other Operations	(7)	(51)	(51)
Inter-segment transactions	(24)	(2)	—
Product group total	5,446	4,832	3,929
Other items	(179)	(67)	(276)
Exploration and evaluation not attributed to product groups	(34)	(83)	(38)
Net finance costs	(38)	(144)	(174)
	5,195	4,538	3,441
Tax (credit)/charge excluded from underlying earnings	(204)	(391)	801
Taxation per income statement	4,991	4,147	4,242
Tax charge/(credit) excludes amounts relating to equity accounted units. Further information on the tax charge/(credit) excluded from underlying earnings is provided in the section “Underlying earnings”, below.

Underlying EBITDA	2020 US$m	2019 US$m	2018 US$m
Iron Ore	18,837	16,098	11,378
Aluminium	2,152	2,285	3,095
Copper & Diamonds	2,172	2,073	2,776
Energy & Minerals	1,646	1,762	2,140
Reportable segments total	24,807	22,218	19,389
Other Operations	—	(77)	(70)
Inter-segment transactions	(94)	(9)	—
Product group total	24,713	22,132	19,319
Central pension costs, share-based payments and insurance	72	59	(128)
Restructuring, project and one-off costs	(133)	(183)	(272)
Central costs	(500)	(496)	(552)
Exploration and evaluation not attributed to product groups	(250)	(315)	(231)
Underlying EBITDA	23,902	21,197	18,136
Impairment charges	(1,272)	(3,487)	(132)
Gains/(losses) on embedded commodity derivatives not qualifying for hedge accounting (including exchange)	6	(260)	279
Net (losses)/gains on consolidation and disposal of interests in businesses	—	(291)	4,622
Change in closure estimates (non-operating and fully impaired sites)	(401)	—	(376)
Gain on sale of wharf and land in Kitimat, Canada	—	—	602
Change in other exclusions	—	(171)	—
Items excluded from underlying EBITDA	(1,667)	(4,209)	4,995
Depreciation and amortisation in subsidiaries and equity accounted units	(4,650)	(4,925)	(4,559)
Taxation and finance items in equity accounted units	(443)	(296)	(372)
Finance items	(1,751)	(648)	(33)
Profit before taxation	15,391	11,119	18,167
2 Operating segments continued

Underlying earnings	2020 US$m	2019 US$m	2018 US$m
Iron Ore	11,398	9,638	6,531
Aluminium	471	599	1,347
Copper & Diamonds	763	554	1,054
Energy & Minerals	577	611	995
Reportable segments total	13,209	11,402	9,927
Other Operations	(54)	(89)	(102)
Inter-segment transactions	(32)	(3)	—
Product group total	13,123	11,310	9,825
Central pension costs, share-based payments and insurance	81	60	(90)
Restructuring, project and one-off costs	(108)	(94)	(190)
Central costs	(418)	(550)	(410)
Exploration and evaluation not attributed to product groups	(216)	(231)	(193)
Net finance costs	(14)	(122)	(134)
Underlying earnings	12,448	10,373	8,808
Items excluded from underlying earnings	(2,679)	(2,363)	4,830
Net earnings attributable to owners of Rio Tinto per income statement	9,769	8,010	13,638

Underlying EBITDA and underlying earnings are reported by Rio Tinto to provide greater understanding of the underlying business performance of its operations and to enhance comparability of reporting periods.
The measures of underlying EBITDA and underlying earnings, in conjunction with net cash generated from operating activities and capital expenditure (net of proceeds on disposals), are used by the Chief Executive of Rio Tinto to assess the performance of the product groups. Underlying earnings and net earnings both represent amounts net of tax attributable to owners of Rio Tinto.
The following items are excluded from net earnings in arriving at underlying earnings in each period irrespective of materiality:
–Net gains/(losses) on disposal of interests in businesses.
–Impairment charges and reversals.
–Profit/(loss) after tax from discontinued operations.
–Exchange and derivative gains and losses. This exclusion includes exchange gains/(losses) on external net debt and intragroup balances, unrealised gains/(losses) on currency and interest rate derivatives not qualifying for hedge accounting, unrealised gains/(losses) on certain commodity derivatives not qualifying for hedge accounting, and unrealised gains/(losses) on embedded derivatives not qualifying for hedge accounting.
In addition, there is a final judgmental category which includes, where applicable, other credits and charges that, individually or in aggregate with similar items, are of a nature or size to require exclusion in order to provide additional insight into underlying business performance.
Underlying EBITDA excludes the EBITDA impact of the same items that are excluded from underlying earnings.
Product group underlying earnings include the Group's share of the underlying earnings of subsidiaries and equity accounted units stated before finance items but after the amortisation of discount on provisions.
Rio Tinto’s share of the underlying earnings of equity accounted units amounted to US$656 million in 2020 (2019: US$302 million; 2018: US$513 million). This amount is attributable as follows: US$640 million profit to the Copper & Diamonds product group and US$16 million profit to other product groups (2019: US$292 million profit to the Copper & Diamonds product group and US$10 million profit to other product groups; 2018: US$476 million profit to the Copper & Diamonds product group and US$37 million profit to other product groups). These amounts are included in underlying earnings and include the underlying earnings of the Group’s tolling entities which process alumina. Tolling entities recharge the majority of their costs and generally have minimal earnings.
Reconciliation of underlying earnings to net earnings

	Pre-tax(h) 2020 US$m	Taxation 2020 US$m	Non-controlling interests 2020 US$m	Net amount 2020 US$m	Net amount 2019 US$m	Net amount 2018 US$m
Underlying earnings	18,282	(5,195)	(639)	12,448	10,373	8,808

Items excluded from underlying earnings
Impairment charges (note 6)	(1,243)	128	—	(1,115)	(1,658)	(104)
Net (losses)/gains on consolidation and disposal of interests in businesses(a)	—	—	—	—	(291)	3,996
Exchange and derivative gains/(losses):
– Exchange (losses)/gains on external net debt, intragroup balances and derivatives(b)	(1,138)	5	8	(1,125)	51	550
– Losses on currency and interest rate derivatives not qualifying for hedge accounting(c)	(142)	(19)	4	(157)	(59)	(48)
– Gains/(losses) on embedded commodity derivatives not qualifying for hedge accounting(d)	33	(10)	(5)	18	(192)	202
Net losses from movements to closure estimates (non-operating and fully impaired sites)(e)	(401)	100	1	(300)	—	(335)
Gain relating to surplus land at Kitimat(f)	—	—	—	—	—	569
Other exclusions(g)	—	—	—	—	(214)	—
Total excluded from underlying earnings	(2,891)	204	8	(2,679)	(2,363)	4,830
Net earnings	15,391	(4,991)	(631)	9,769	8,010	13,638
(a)In 2019, the net loss mainly related to the disposal of our entire 68.62% stake in Rössing Uranium on 16 July 2019 for which we recorded a pre-tax loss of US$289 million (US$289 million net of tax).
In 2018, the net gain related mainly to the sales of the Hail Creek coal mine and the Kestrel underground coal mine, which both completed on 1 August 2018, the sale of the Dunkerque aluminium smelter on 14 December 2018 and the sale of Grasberg on 21 December 2018. The net gain in 2018 also includes a gain on consolidation recognised on the formation on 10 May 2018 of ELYSIS, a new joint venture to develop a carbon-free smelting process.
Refer to note 36 for further details in respect of these transactions.
(b)Exchange losses on external net debt and intragroup balances comprise post-tax foreign exchange losses on intragroup balances of US$1,330 million partially offset by post-tax gains of US$205 million on external net debt, primarily as a result of strengthening of the Australian dollar against the US dollar. In 2019, exchange gains on external net debt and intragroup balances comprise post-tax foreign exchange gains on net debt of US$60 million and post-tax losses of US$9 million on intragroup balances, primarily as a result of the Canadian dollar strengthening against the US dollar. From 1 January 2019, all foreign exchange gains and losses relating to net debt are excluded from underlying earnings. In 2018 and previous years, foreign exchange gains and losses on non-US dollar cash held in US dollar functional currency entities was included within underlying earnings. The impact of this change on the reported 2018 comparatives is insignificant, and therefore the comparatives have not been restated. In 2018 the net exchange gains comprise post-tax foreign exchange losses of US$386 million on US dollar denominated net debt and US$936 million gains on intragroup balances.
(c)Valuation changes on currency and interest rate derivatives, which are ineligible for hedge accounting, other than those embedded in commercial contracts, and the currency revaluation of embedded US dollar derivatives contained in contracts held by entities whose functional currency is not the US dollar.
(d)Valuation changes on derivatives, embedded in commercial contracts, that are ineligible for hedge accounting, but for which there will be an offsetting change in future Group earnings. Mark-to-market movements on commodity derivatives entered into with the commercial objective of achieving spot pricing for the underlying transaction at the date of settlement are included in underlying earnings.
(e)In 2020 the pre-feasibility study for the Gove refinery closure was completed, resulting in an increase to the closure provision. As a non-operating asset, this increase was recognised through the income statement. Also in 2020, the feasibility study for the Argyle mine closure was completed, resulting in a decrease to the closure provision. As the assets at Argyle had previously been fully impaired this decrease was recognised through the income statement, in line with previous movements to the closure provision. This amount also includes an increase in Diavik's closure provision to reflect the latest findings from the ongoing Pre-Feasibility Study, recognised through the incomes statement as Diavik was fully impaired during the year. It also includes the net earnings impact (US$138 million loss) in respect of increases to these closure provisions following a reduction to the closure discount rate to 1.5%.
In 2018, the pre-feasibility study for the Argyle mine closure was completed, resulting in an increase to the closure provision. As the assets at Argyle had previously been fully impaired, this increase was not capitalised and was instead recognised in the income statement. Also in 2018, the feasibility study for the closure of the Ranger Project Area at Energy Resources of Australia (ERA) was finalised, resulting in an increase to the closure provision. As the assets of ERA had been fully impaired, this increase was recognised in the income statement. The charge was excluded from underlying earnings.
(f)In November 2018, Rio Tinto completed the lease and sale of a wharf and land in Kitimat. The resulting gain on disposal of property, plant and equipment and other income were both excluded from underlying earnings on the grounds of materiality.
(g)In 2019, other exclusions included provisions for obligations in respect of legacy operations of US$246 million (loss of US$233 million after tax), partially offset by the write-back of a net realisable value provision in respect of low grade stockpile inventories at Oyu Tolgoi of US$75 million (gain of US$19 million after tax and non-controlling interests). As a result of increased uncertainty over timing of production from the Oyu Tolgoi underground project (refer to note 6), we expected to utilise low grade stockpiles sooner than previously forecast. This was excluded from underlying earnings, consistent with the related impairment charge recognised in 2019.